Concentration of Risk - Schedule of Cost of Sale (Details)		6 Months Ended
		Jun. 30, 2025 MYR (RM)		Jun. 30, 2025 USD ($)		Jun. 30, 2024 MYR (RM)		Dec. 31, 2024 MYR (RM)		Dec. 31, 2024 USD ($)
Cost of sales [member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM		RM 49,602,598		$ 11,775,097		RM 28,212,121
Cost of sale USD		RM 49,602,598		$ 11,775,097		RM 28,212,121
Percentage of cost of sale		100.00%		100.00%		100.00%
Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM		RM 25,154,330						RM 27,396,814		$ 5,971,354
Payables USD		RM 25,154,330						27,396,814		5,971,354
Percentage of payables		100.00%		100.00%		100.00%
Vendor A [Member] | Cost of sales [member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM			[1]		[1]	RM 7,719,316
Cost of sale USD			[1]		[1]	RM 7,719,316
Percentage of cost of sale			[1]		[1]	27.36%
Vendor A [Member] | Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM			[2]					7,011,530			[2]
Payables USD			[2]					7,011,530			[2]
Percentage of payables			[2]		[2]	25.59%
Vendor B [Member] | Cost of sales [member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM		RM 8,547,239		$ 2,029,018			[1]
Cost of sale USD		RM 8,547,239		$ 2,029,018			[1]
Percentage of cost of sale		17.23%		17.23%			[1]
Vendor B [Member] | Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM	[2]
Payables USD	[2]
Percentage of payables	[2]
Others [Member] | Cost of sales [member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM		RM 41,055,359		$ 9,746,079		RM 20,492,805
Cost of sale USD		RM 41,055,359		$ 9,746,079		RM 20,492,805
Percentage of cost of sale		82.77%		82.77%		72.64%
Others [Member] | Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM		RM 20,705,376						20,385,284		4,915,222
Payables USD		RM 20,705,376						20,385,284		4,915,222
Percentage of payables		82.31%		82.31%		74.41%
Vendor C [Member] | Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM		RM 4,448,954							[2]	1,056,132
Payables USD		RM 4,448,954							[2]	$ 1,056,132
Percentage of payables		17.69%		17.69%			[2]

[1]	Purchases from relevant vendor was less than 10% of the Group’s total cost of sale for the respective year.
[2]	Payables was less than 10% of the Groups total accounts payables for the respective year.